May 05, 2017

SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
  WELLS FARGO MUNICIPAL INCOME FUNDS
Wells Fargo Colorado Tax-Free Fund
 (the "Fund")

The Fund is considered a diversified fund under the Investment Company Act of 1940, as amended.  Accordingly, effective immediately, the prospectuses and Statement of Additional Information ("SAI") for the Fund are revised as follows:

I.	In the prospectuses, the sections entitled "Principal Investment Strategies" for the Fund are revised to remove the following sentence:

"The Fund is considered to be non-diversified."

II.	In the prospectuses, the sections entitled "Principal Investment Risks" for the Fund are revised to remove "Non-Diversification Risk."